9. EQUIPMENT: Schedule of Equipment (Details) - CAD ($)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Equipment, Gross		$ 77,830	$ 137,439
Acquisitions through business combinations, property, plant and equipment			5,000
Equipment Write down		(77,830)	(64,609)
Equipment, Gross		0	77,830
Accumulated Amortization		56,825	47,718
Amortisation expense		6,301	28,602
Amortization Write down		(63,126)	(19,495)
Accumulated Amortization		0	56,825
Property, plant and equipment at beginning of period	[1]	21,005
Property, plant and equipment at end of period	[1]	0	21,005
Office equipment
Equipment, Gross		10,854	7,491
Acquisitions through business combinations, property, plant and equipment			5,000
Equipment Write down		(10,854)	(1,637)
Equipment, Gross		0	10,854
Accumulated Amortization		4,381	1,612
Amortisation expense		1,942	3,264
Amortization Write down		(6,323)	(495)
Accumulated Amortization		0	4,381
Property, plant and equipment at beginning of period		6,473
Property, plant and equipment at end of period		0	6,473
Computer equipment
Equipment, Gross		3,898	66,870
Acquisitions through business combinations, property, plant and equipment			0
Equipment Write down		(3,898)	(62,972)
Equipment, Gross		0	3,898
Accumulated Amortization		2,552	2,130
Amortisation expense		404	19,422
Amortization Write down		(2,956)	(19,000)
Accumulated Amortization		0	2,552
Property, plant and equipment at beginning of period		1,346
Property, plant and equipment at end of period		0	1,346
Laboratory Equipment
Equipment, Gross		38,896	38,896
Acquisitions through business combinations, property, plant and equipment			0
Equipment Write down		(38,896)	0
Equipment, Gross		0	38,896
Accumulated Amortization		29,409	25,342
Amortisation expense		2,845	4,067
Amortization Write down		(32,254)	0
Accumulated Amortization		0	29,409
Property, plant and equipment at beginning of period		9,487
Property, plant and equipment at end of period		0	9,487
Leasehold Improvements
Equipment, Gross		24,182	24,182
Acquisitions through business combinations, property, plant and equipment			0
Equipment Write down		(24,182)	0
Equipment, Gross		0	24,182
Accumulated Amortization		20,483	18,634
Amortisation expense		1,110	1,849
Amortization Write down		(21,593)	0
Accumulated Amortization		0	20,483
Property, plant and equipment at beginning of period		3,699
Property, plant and equipment at end of period		$ 0	$ 3,699

[1]	Note 9.